EMPLOYEE AND DIRECTOR BENEFIT PLANS (Details 1) (USD $)	12 Months Ended
Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares Available for Future Grants, At	344,339
Shares Available for Future Grants, Options authorized	0
Shares Available for Future Grants, Options granted/vested	(6,500)
Shares Available for Future Grants, Options exercised	7,716
Shares Available for Future Grants, Options expired	7,243
Shares Available for Future Grants, Options forfeited	63,978
Shares Available for Future Grants, At	416,776
Number Of Options Outstanding, At	364,342
Number Of Options, Authorized	0
Number Of Options, Granted/vested	6,500
Number Of Options, Exercised	(7,716)
Number Of Options, Expired	(7,243)
Number Of Options, Forfeited	(63,978)
Number Of Options Outstanding, At	291,905
Outstanding Options, Weighted Average Exercise Price, At	$ 8.53
Outstanding Options, Weighted Average Exercise Price, Options authorized	$ 0
Outstanding Options, Weighted Average Exercise Price, Options granted/vested	$ 6.30
Outstanding Options, Weighted Average Exercise Price, Options exercised	$ 5.64
Outstanding Options, Weighted Average Exercise Price, Options expired	$ 5.65
Outstanding Options, Weighted Average Exercise Price, Options forfeited	$ 8.06
Outstanding Options, Weighted Average Exercise Price, At	$ 8.74
Exercisable Options, Number Outstanding, At	327,761
Exercisable Options, Number Outstanding, Options authorized	0
Exercisable Options, Number Outstanding, Options granted/vested	11,380
Exercisable Options, Number Outstanding, Options exercised	(7,716)
Exercisable Options, Number Outstanding, Options expired	(4,846)
Exercisable Options, Number Outstanding, Options forfeited	(58,913)
Exercisable Options, Number Outstanding, At	267,666
Exercisable Options, Weighted Average Exercise Price, At	$ 8.90
Exercisable Options, Weighted Average Exercise Price, Options authorized	$ 0
Exercisable Options, Weighted Average Exercise Price, Options granted/vested	$ 5.44
Exercisable Options, Weighted Average Exercise Price, Options exercised	$ 5.64
Exercisable Options, Weighted Average Exercise Price, Options expired	$ 5.97
Exercisable Options, Weighted Average Exercise Price, Options forfeited	$ (8.06)
Exercisable Options, Weighted Average Exercise Price, At	$ 9.03